Prepaid Licensing and Royalty Fees - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses [Line Items]
Impairment losses on prepaid licensing and royalty fees	$ 85	$ 244
Proceeds from return of prepaid licensing and royalty fees of terminated license			$ 1,750
Gain recognized upon termination of licensing and royalty agreement			1,732
Operating Expenses
Prepaid Expenses [Line Items]
Gain recognized upon termination of licensing and royalty agreement			$ 1,700